As filed with the Securities and Exchange Commission on December 16, 1996

Registration No. 333-12529

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

PRE-EFFECTIVE AMENDMENT No.  /  /

POST-EFFECTIVE AMENDMENT No.  /1 /

Ranson Managed Portfolios
(Exact Name of Registrant as Specified in Charter)

1 North Main
Minot, North Dakota  58703
(Address of Principal Executive Offices)

(701) 852-5292
(Registrant's Telephone Number)

Robert E. Walstad         Mark J. Kneedy              Conrad G. Goodkind
ND Holdings, Inc.         Chapman and Cutler          Quarles & Brady
1 North Main              111 West Monroe Street      411 East Wisconsin Avenue
Minot, North Dakota 58703 Chicago, Illinois 60603     Milwaukee, Wisconsin 53202
(Name and Address of      (with a copy to the above)  (with a copy to the above)
  Agent for Service)

As soon as practicable after the Registration Statement becomes effective. (Approximate Date of Proposed Public Offering)

The Registrant has previously filed a declaration registering an indefinite number of shares of beneficial interest, without par value, pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is payable herewith.

The Registration Statement on Form N-14 of Ranson Managed Portfolios, File No. 333-12529 is hereby incorporated by reference in its entirety. It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) of the Securities Act of 1933.

                           RANSON MANAGED PORTFOLIOS
                         (THE NEBRASKA MUNICIPAL FUND)

                             CROSS REFERENCE SHEET

     (Pursuant to Rule 481(a) showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-14.)


                                             CAPTION OR SUBHEADING IN PROSPECTUS
ITEM NO. ON FORM N-14                        OR STATEMENT OF ADDITIONAL
---------------------------------------      INFORMATION
                                             -----------------------------------
Part A -- Information  Required in the
          Prospectus

Item 1.   Beginning of the Registration      Cover Page
          Statement and Outside Front
          Cover Page of Prospectus

Item 2.   Beginning and Outside Back         Table of Contents
          Cover Page of Prospectus

Item 3.   Fee Table, Synopsis                Synopsis; Risk Factors; Expenses
          Information and Risk
          Factors

Item 4.   Information About the              Synopsis; Background and Reasons
          Transaction                        for the Reorganization;
                                             Additional Information about the
                                             Agreement; Exhibit I

Item 5.   Information about the              Cover Page; Available Information;
          Registrant                         Synopsis; Risk Factors; Comparison
                                             of Investment Objectives and
                                             Policies; Description of Shares
                                             Issued and Rights; Ownership of
                                             Ranson Fund and Heartland Fund
                                             Shares; Capitalization Table;
                                             Additional Information about the
                                             Ranson Fund and the Heartland
                                             Fund; Incorporation by Reference
                                             of Documents in the Prospectus

Item 6.  Information about the             Cover Page of Registration Statement;
         Company being Acquired            Available Information; Synopsis; Risk
                                           Factors; Comparison of Investment
                                           Objective and Policies; Ownership of
                                           Ranson Fund and Heartland Fund
                                           Shares; Capitalization Table;
                                           Additional Information about the
                                           Ranson Fund and the Heartland Fund;
                                           Incorporation by Reference of
                                           Documents in the Prospectus

Item 7.  Voting Information                Cover Page of Registration Statement;
                                           Notice of Special Meeting of Share-
                                           holders; Introduction, Voting
                                           Information and Requirements;
                                           Description of Shares Issued and
                                           Rights

Item 8.  Interest of Certain Persons       Not applicable
         and Experts

Item 9.  Additional Information            Not applicable
         Required for Reoffering by
         Persons Deemed to be
         Underwriters

PART B

Item 10. Cover Page                        Cover Page of Statement of
                                           Additional Information

Item 11. Table of Contents                 Not applicable

Item 12. Additional Information about      Incorporation by Reference of
         the Registrant                    Documents in the Statement of
                                           Additional Information.

Item 13. Additional Information about      Incorporation by Reference of
         the Company being Acquired        Documents in the Statement of
                                           Additional Information.

Item 14. Financial Statements              Historical Financial Statements;
                                           Pro Forma Financial Statements

Part C. -- Other Information

Information required to be included in Part
C is set forth under the appropriate Item, so numbered, in Part C of this document.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1993 and it has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned duly authorized in the City of Minot, in the State of North Dakota on the 16th day of December, 1996.

                                            Ranson Managed Portfolios


                                            by /s/ Robert E. Walstad
                                               --------------------------
                                                   Robert E. Walstad, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 16th day of December, 1996:


      Signatures                         Title


 /s/ Robert E. Walstad             Trustee, Chairman of the Board,
 ----------------------            President and Treasurer (Principal
     Robert E. Walstad             Executive Officer and Principal
                                   Accounting Officer)

/s/ Lynn W. Aas                    Trustee
-----------------------
    Lynn W. Aas

/s/ Orlin W. Backes                Trustee
-----------------------
    Orlin W. Backes

/s/ Arthur A. Link                 Trustee
-----------------------
    Arthur A. Link

1.1. Agreement and Declaration of Trust dated August 10, 1990 (incorporated by reference to Form N-1A [File No. 33-36324] filed on behalf of Ranson Managed Portfolios -- The Kansas Municipal Fund).

2.1. By-Laws (incorporated by reference to Form N-1A [File No. 33-36324] filed on behalf of Ranson Managed Portfolios -- The Kansas Municipal
          Fund).

3.1.      Not applicable.

4.1.      Agreement and Plan of Reorganization: See Exhibit I to Part A of this
          Registration Statement.

5.1.      Not applicable.

6.1.      Management and Investment Advisory Agreement between Registrant and
          Ranson Capital Corporation.(1)

7.1.      Distribution and Services Agreement between Registrant and Ranson
          Capital Corporation.(1)

7.2.      Form of Dealer's Agreement.(1)

9.1.      Custodian Agreement between Registrant and First Western Bank & Trust
          (incorporated by reference to Form N-1A [File No. 33-36324] filed on behalf of Ranson Managed Portfolios -- The Oklahoma Municipal Fund).

10.1.     Form of Accounting and Administrative Services Agreements between
          Registrant and ND Resources, Inc. (incorporated by reference to
          Form N-1A [File No. 33-36324] filed on behalf of Ranson Managed
          Portfolios -- The Oklahoma Municipal Fund).

10.2.     Shareholder Services Plan between the Ranson Fund and Ranson Capital
          Corporation.(1)

11.1.     Opinion and Consent of Chapman and Cutler.(2)

12.1.     Tax Opinion Relating to Reorganization and Consent of Chapman and
          Cutler.

14.1.     Consent of Brady, Martz & Associates, P.C.(2)

14.2.     Consent of Arthur Andersen LLP.(2)

15.1.     Not applicable.

17.1.     Declaration of Registrant under Rule 24f-2.(2)

17.2.     Form of Proxy.(3)

----------------
(1) Previously filed as part of Registrant's Registration Statement on Form N-1A [File No. 33-36324], Post-Effective Amendment No. 11 and incorporated by reference herein.
(2) Incorporated by reference to the initial Registration Statement filed on Form N-14 for Registrant.

(3) Incorporated by reference to the definitive prospectus filed pursuant to Rule 497 on October 22, 1996 for Registrant.

                                      -4-